INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective tax rate and statutory federal rate
	December 31, 2012	December 31, 2011
Tax benefit computed at "expected" statutory rate	$(2,359,025)	$(37,169)
State income taxes, net of benefit	(60,884)	(492)
Permanent differences :
Impairment expense	437,324	33,820
Stock based compensation and consulting	1,508,371	-
Other permanent differences	(681)	-

Increase in valuation allowance	474,895	3,841
Net income tax benefit	$-	$-

Effective tax rate and statutory federal rate
	December 31, 2012	December 31, 2011

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(5.0)%	(5.0)%
Permanent differences	31.0%	-
Change in valuation allowance	8.0%	39.0%

Effective tax rate	0.0%	0.0%

Deferred tax asset

Deferred tax assets:	December 31, 2012	December 31, 2011
Net operating loss carryover	$ 478,736	$ 3,841
Less: valuation allowance	(478,736)	(3,841)
Net deferred tax asset	$ -	$ -